Apr. 10, 2017

Prospectus Supplement Supplement dated April 10, 2017

One Choice© In Retirement Portfolio ■ One Choice© 2020 Portfolio ■ One Choice© 2025 Portfolio ■
One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio ■ One Choice© 2040 Portfolio ■
One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio ■ One Choice© 2055 Portfolio ■
One Choice© 2060 Portfolio
(Prospectus dated December 1, 2016)

All references to Institutional Class are changed to I Class.

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectus.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.